Related Party Transactions and Parent Company Investment (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of related party transactions

	Years Ended December 31,
(in millions)	2025	2024	2023
Data sharing revenues	$3	$3	$3
Expenses
Data sharing expenses(1)	1	1	1
Corporate allocations from Parent(2)	112	90	89
Total expenses	113	91	90
Related party dividend income(3)	—	(1)	(3)
Related party loan interest expense, net	14	17	18
(1)	Data sharing expenses are included in Operating-related expenses within the combined statements of income.
(2)	Corporate allocations are included in Selling and general expenses within the combined statements of income.
(3)	Related party dividend income is included in Other income, net, within the combined statements of income.

Schedule of components of Parent company investment

	Years Ended December 31,
(in millions)	2025	2024	2023
Cash pooling and general financing activities	$(738)	$(637)	$(599)
Cash contributions from S&P Global used to fund acquisitions	—	6	214
Unbilled corporate allocations	109	77	77
Stock-based compensation	22	28	20
Assumed income tax payments	196	181	151
Net decrease in Parent company investment	$(411)	$(345)	$(137)